Income Tax - Schedule of the Provision for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hong Kong profit tax:
- Current period			$ 72,280	$ 1,408,470	$ 672,698
Income tax expenses			$ (358,684)	$ 1,381,729	$ 688,345
Current Period [Member]
Hong Kong profit tax:
- Current period